Performance Management	Jul. 29, 2025
STF Tactical Growth & Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The bar chart below shows the Fund’s performance for the most recent calendar years ended December 31. The table illustrates how the Fund’s performance compares to the S&P 500® Index, a broad-based securities market index intended to represent the overall domestic equity market, and the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index intended to represent the overall domestic bond market. The table also shows how the Fund’s performance compares to the 60% S&P 500® Index/40% Bloomberg U.S. Aggregate Bond Index, which is a blend of the Fund’s benchmark indexes, and the CBOE S&P 500® Buy/Write Index, which is an additional comparative index. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.stfm.com.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time.
Performance Additional Market Index [Text]	The table also shows how the Fund’s performance compares to the 60% S&P 500® Index/40% Bloomberg U.S. Aggregate Bond Index, which is a blend of the Fund’s benchmark indexes, and the CBOE S&P 500® Buy/Write Index, which is an additional comparative index.
Bar Chart [Heading]	Calendar Year Return
Bar Chart Closing [Text Block]
The calendar year-to-date total return of the Fund as of June 30, 2025 was 8.79%.
During the period of time shown in the bar chart, the highest quarterly return was 12.34% for the quarter ended June 30, 2023 and the lowest quarterly return was -3.58% for the quarter ended September 30, 2023.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	8.79%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	12.34%
Highest Quarterly Return, Date	Jun. 30, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(3.58%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Average Annual Total Returns(for periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Availability Website Address [Text]	www.stfm.com
STF Tactical Growth ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time. The bar chart below shows the Fund’s performance for the most recent calendar years ended December 31. The table illustrates how the Fund’s performance compares to the S&P 500® Index, a broad-based securities market index intended to represent the overall domestic equity market and the Bloomberg U.S. Aggregate Bond
Index, a broad-based securities market index intended to represent the overall domestic bond market. The table also shows how the Fund’s performance compares to the 60% S&P 500® Index/40% Bloomberg U.S. Aggregate Bond Index, which is an additional comparative index that is a blend of the Fund’s benchmark indexes. The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.stfm.com.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information presented below provides some indication of the risks of investing in the Fund by showing the extent to which the Fund’s performance can change from year to year and over time.
Performance Additional Market Index [Text]	The table also shows how the Fund’s performance compares to the 60% S&P 500® Index/40% Bloomberg U.S. Aggregate Bond Index, which is an additional comparative index that is a blend of the Fund’s benchmark indexes.
Bar Chart [Heading]	Calendar Year Return
Bar Chart Closing [Text Block]
The calendar year-to-date total return of the Fund as of June 30, 2025 was 8.05%.
During the period of time shown in the bar chart, the highest quarterly return was 14.63% for the quarter ended March 31, 2023 and the lowest quarterly return was -3.50% for the quarter ended September 30, 2023.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	8.05%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	14.63%
Highest Quarterly Return, Date	Mar. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(3.50%)
Lowest Quarterly Return, Date	Sep. 30, 2023
Performance Table Heading	Average Annual Total Returns(for periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Performance Availability Website Address [Text]	www.stfm.com